TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRADE PAYABLES AND ACCRUED LIABILITIES

9.	TRADE PAYABLES AND ACCRUED LIABILITIES

The Company’s trade payables and accrued liabilities are principally comprised of amounts outstanding for trade purchases relating general corporate and administration activities and amounts payable for financing activities. These are broken down as follows:

As at	31 December 2011	31 December 2010	1January 2010
	$	$	$

Trade payables	463,678	380,667	324,805
Accrued liabilities	15,717	10,000	15,000

Total trade payables and accrued liabilities	479,395	390,667	339,805

Included in trade payables and accrued liabilities are amounts due to related parties which are disclosed in Note 16.